Related Party Notes Payable (Details) - Schedule of notes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Notes Payable One [Member]
Related Party Transaction [Line Items]
Outstanding principal	$ 9,411	$ 9,196
Accrued interest	11,231	7,646
Interest expense	3,369	2,641
Foreign exchange (gain) loss on principal	810	595
Foreign exchange (gain) loss on accrued interest	679	463
Related Party Notes Payable Two [Member]
Related Party Transaction [Line Items]
Outstanding principal		737
Interest expense	16	34
Foreign exchange (gain) loss on principal	30	48
Reclassification to notes payable	730
Related Party Notes Payable Three [Member]
Related Party Transaction [Line Items]
Outstanding principal	4,244	5,045
Interest expense	141	310
Foreign exchange (gain) loss on principal	99	326
Principal payments in cash	900
Related Party Notes Payable Four [Member]
Related Party Transaction [Line Items]
Outstanding principal		240,543
Accrued interest		64,827
Interest expense	8,801	10,134
Principal settled with equity	240,543
Interest settled with equity	73,448
Related Party Notes Payable Five [Member]
Related Party Transaction [Line Items]
Outstanding principal		10,000
Accrued interest		2,839
Interest expense	869	1,611
Principal payments in cash	10,000
Interest payments in cash	3,708
Related Party Notes Payable Six [Member]
Related Party Transaction [Line Items]
Outstanding principal		18,112
Accrued interest		2,635
Interest expense	1,064	1,840
Principal and conversion premium settled with equity	3,622
Interest settled with equity	3,638
Principal payments in cash	18,112
Interest payments in cash	62	62
Related Party Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Outstanding principal		8,581
Accrued interest		1,418
Interest expense	496	861
Principal conversion premium settled with equity	1,716
Interest payments settled with equity	1,914
Principal payments in cash	8,581
Related Party Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Outstanding principal		900
Accrued interest		143
Interest expense	50	90
Principal conversion premium settled with equity	180
Interest payments settled with equity	193
Principal payments in cash	900
Related Party Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Outstanding principal		766
Accrued interest
Interest expense	55	72
Principal settled with equity	774
Foreign exchange (gain) loss on principal	46	49
Related Party Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Outstanding principal		1,410
Accrued interest		69
Interest expense	41	111
Principal settled with equity	1,410
Interest settled with equity	44
Interest payments in cash	63	42
Proceeds		1,410
Related Party Notes Payable Eleven [Member]
Related Party Transaction [Line Items]
Outstanding principal		424
Principal payments in cash	624
Proceeds	200	424
Related Party Notes Payable Twelve [Member]
Related Party Transaction [Line Items]
Outstanding principal		4,160
Accrued interest		313
Interest expense	211	293
Principal settled with equity	4,160
Interest settled with equity	474
Related Party Notes Payable Thirteen [Member]
Related Party Transaction [Line Items]
Outstanding principal		6,452
Accrued interest		435
Interest expense	321	435
Principal settled with equity	6,452
Interest settled with equity	721
Principal payments in cash		1,969
Proceeds		8,422
Related Party Notes Payable Fourteen [Member]
Related Party Transaction [Line Items]
Outstanding principal		4,400
Accrued interest		314
Interest expense	37	84
Principal settled with equity	4,400
Interest settled with equity	351
Related Party Notes Payable Fifteen [Member]
Related Party Transaction [Line Items]
Outstanding principal		2,240
Accrued interest		202
Interest expense	111	185
Principal settled with equity	2,240
Interest settled with equity	313
Related Party Notes Payable Sixteen [Member]
Related Party Transaction [Line Items]
Outstanding principal		300
Accrued interest		23
Interest expense	13	23
Principal settled with equity	300
Interest settled with equity	36
Proceeds		300
Related Party Notes Payable Seventeen [Member]
Related Party Transaction [Line Items]
Outstanding principal		1,500
Accrued interest		95
Interest expense	24	43
Principal settled with equity	1,500
Interest settled with equity	119
Related Party Notes Payable Eighteen [Member]
Related Party Transaction [Line Items]
Outstanding principal		380
Accrued interest		99
Interest expense	21	45
Principal settled with equity	380
Interest settled with equity	118
Principal payments in cash		120
Related Party Notes Payable Nineteen [Member]
Related Party Transaction [Line Items]
Accrued interest		4
Interest settled with equity	4
Related Party Notes Payable Twenty [Member]
Related Party Transaction [Line Items]
Outstanding principal		180
Accrued interest		10
Interest expense	8	6
Principal settled with equity	180
Interest settled with equity	17
Related Party Notes Payable Twenty One [Member]
Related Party Transaction [Line Items]
Outstanding principal		1,200
Accrued interest		192
Interest expense	55	171
Principal settled with equity	1,200
Interest settled with equity	239
Principal payments in cash		1,500
Interest payments in cash		5
Related Party Notes Payable Twenty Two [Member]
Related Party Transaction [Line Items]
Outstanding principal		11,635
Accrued interest		1,177
Interest expense	515	933
Principal settled with equity	11,635
Interest settled with equity	$ 1,692